Long-Term Debt And Lease Liabilities (Supplemental Cash Flow Information Related To Leases) (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
Operating cash flows from operating leases	$ 16	$ 15	$ 47	$ 45	$ 62
Operating cash flows from finance leases	1	1	4	4	5
Finance cash flows from finance leases	$ 15	$ 9	34	40	53
Right of use assets obtained in exchange for lease obligations, Operating leases			$ 63	$ 98	$ 98